EMPLOYEE AND DIRECTOR INCENTIVE PLANS - Stock Option Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Number of Stock Options
Vested at June 30, 2021 (in shares)	(9,000)
Weighted-Average Grant Date Fair Value
Vested at June 30, 2021 (in dollars per share)	$ 3.34
Weighted-Average Remaining Contractual Term (in Years)
Total intrinsic value of stock options vested	$ 47,360
Stock Options
Number of Stock Options
Beginning balance (in shares)	551,000
Granted (in shares)	59,000
Forfeited/expired (in shares)	(47,000)
Ending balance (in shares)	563,000	551,000
Weighted-Average Grant Date Fair Value
Beginning balance (usd per share)	$ 3.34
Granted (in usd per share)	5.77
Forfeited/expired (usd per share)	5.33
Ending balance (usd per share)	$ 3.43	$ 3.34
Weighted-Average Remaining Contractual Term (in Years)
Outstanding at January 1, 2021	5 years 10 months 24 days	5 years 10 months 24 days
Granted	5 years 10 months 24 days
Outstanding at June 30, 2021	5 years 10 months 24 days	5 years 10 months 24 days